Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Details of Subsidiaries and VIE

As of December 31, 2025, details of the Company's significant subsidiaries and VIE were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Principal subsidiaries:
Yatsen (HK) Limited	Hong Kong	June 4, 2019	100%	Cosmetics Sales
Guangzhou Yatsen Global Co., Ltd. (“Guangzhou Yatsen”)	PRC	July 29, 2015	100%	Cosmetics Sales
Guangzhou Yatsen Cosmetics Co., Ltd.	PRC	March 24, 2017	100%	Cosmetics Sales
Guangzhou Yixun Cosmetics Co., Ltd.	PRC	October 22, 2020	100%	Cosmetics Sales
Yatsen Investment Limited	Hong Kong	October 18, 2019	100%	Investment
Aoyan Holding Limited	Cayman Islands	January 8, 2020	100%	Cosmetics Sales
Aoyan (HK) Limited	Hong Kong	February 17, 2020	100%	Cosmetics Sales
Aoyan (Shanghai) Cosmetics Trading Co., Ltd.	PRC	June 4, 2019	100%	Cosmetics Sales
Yatsen Global Holding Limited	British Virgin Islands	March 13, 2020	100%	Cosmetics Sales
Yatsen Global Pte. Ltd.	Singapore	March 28, 2020	100%	Cosmetics Sales
Yalenic Global Holding Pte. Ltd.	Singapore	September 5, 2020	90%	Cosmetics Sales
Galenic Cosmetics Laboratory	France	September 24, 2020	90%	Cosmetics Sales
Galenic (Shanghai) Trading Co., Ltd.	PRC	January 18, 2021	90%	Cosmetics Sales
Galenic (Shanghai) E-commerce Co., Ltd.	PRC	January 28, 2021	90%	Cosmetics Sales
Skintech Global Holding Limited	British Virgin Islands	October 2, 2020	100%	Cosmetics Sales
Dskin (HK) Limited	Hong Kong	November 16, 2020	100%	Cosmetics Sales
Guangzhou Duoxin E-commerce Co., Ltd.	PRC	December 24, 2020	100%	Cosmetics Sales
Guangzhou DR.WU Cosmetics Co., Ltd.	PRC	January 5, 2021	100%	Cosmetics Sales
Shanghai DR.WU Cosmetics Co., Ltd.	PRC	April 11, 2023	100%	Cosmetics Sales
Eve Lom Limited	British Virgin Islands	March 2, 2021	100%	Cosmetics Sales
Space Brands Limited	United Kingdom	February 1, 2012	100%	Cosmetics Sales
Space Brands (HK) Limited	Hong Kong	June 19, 2018	100%	Cosmetics Sales
SNK (Shanghai) Limited	PRC	July 31, 2018	100%	Cosmetics Sales

VIE:
Huizhi Weimei (Guangzhou) Trading Co., Ltd. (“HZ VIE”)	PRC	February 22, 2019	100%	Cosmetics Sales

Variable Interest Entity Primary Beneficiary
Consolidated Financial Information of Consolidated VIEs

The following consolidated financial information of the consolidated VIEs is included in the accompanying consolidated financial statements as of and for the year ended:

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	3,967	10,448
Accounts receivable, net	10,636	5,167
Inventories, net	285	359
Prepayments and other current assets	11,991	15,164
Amounts due from non-VIE subsidiaries	2	24,913
Total current assets	26,881	56,051

Investments	360,102	365,731
Property and equipment, net	48	80
Total non-current assets	360,150	365,811
Total assets	387,031	421,862

Accounts payable	3,481	2,740
Advances from customers	11,064	8,317
Accrued expenses and other liabilities	6,639	13,690
Income tax payables	929	929
Amounts due to non-VIE subsidiaries(2)	306,573	317,843
Total current liabilities	328,686	343,519
Deferred tax liabilities	10,628	19,204
Total non-current liabilities	10,628	19,204
Total liabilities	339,314	362,723

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues	183,737	167,319	175,203
Net income	2,922	37,463	11,422
Net cash provided by operating activities	36,473	8,241	19,033
Net cash (used in) provided by investing activities	(107,721)	(41,976)	248
Net cash provided by (used in) financing activities(1)	74,526	25,500	(12,800)
Net increase (decrease) in cash and cash equivalents	3,278	(8,235)	6,481